Taxation (Composition of Income Tax Expense, Current and Deferred Portions of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXATION [Abstract]
Loss from foreign entities	$ (35,175)	$ (17,283)	$ (13,211)
Income from PRC entities	357,980	378,284	304,805
Income before income tax expense	322,805	361,001	291,594
Current income tax expense	28,909	55,995	43,548
Deferred tax	5,382	9,718	(1,462)
Income tax expenses applicable to PRC entities	34,291	65,713	42,086
Foreign withholding tax expense	2,092	1,692	1,494
Income tax expense	$ 36,383	$ 67,405	$ 43,580